Schedule of Investments (unaudited)	iShares® Russell 2000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings Inc.	476,725	$23,021,050
Aerovironment Inc.(a)(b)	179,918	18,018,788
Byrna Technologies Inc.(a)(b)	84,049	1,909,593
Kratos Defense & Security Solutions Inc.(a)	223,684	6,372,757
PAE Inc.(a)(b)	550,597	4,900,314
		54,222,502
Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	70,558	2,168,953
Forward Air Corp.	217,917	19,558,051
		21,727,004
Airlines — 0.3%
Allegiant Travel Co.(a)	121,792	23,627,648
Frontier Group Holdings Inc.(a)	276,090	4,704,574
Sun Country Airlines Holdings Inc.(a)(b)	138,507	5,126,144
		33,458,366
Auto Components — 1.7%
Adient PLC(a)	96,156	4,346,251
American Axle & Manufacturing Holdings Inc.(a)	445,441	4,610,314
Dana Inc.	629,363	14,953,665
Dorman Products Inc.(a)(b)	212,521	22,032,052
Fox Factory Holding Corp.(a)(b)	337,705	52,567,160
Gentherm Inc.(a)	266,363	18,925,091
LCI Industries	198,475	26,083,585
Modine Manufacturing Co.(a)	43,633	723,872
Patrick Industries Inc.	182,486	13,321,478
Stoneridge Inc.(a)	32,953	972,114
Tenneco Inc., Class A(a)	519,751	10,041,589
Visteon Corp.(a)	222,299	26,884,841
XL Fleet Corp.(a)(b)	39,537	329,343
XPEL Inc.(a)	143,928	12,071,241
		207,862,596
Automobiles — 0.4%
Arcimoto Inc.(a)(b)	217,118	3,732,258
Canoo Inc.(a)(b)	287,872	2,861,448
Fisker Inc.(a)(b)	1,165,691	22,474,522
Lordstown Motors Corp., Class A(a)(b)	88,026	973,568
Winnebago Industries Inc.	259,311	17,622,775
Workhorse Group Inc.(a)(b)	91,140	1,512,013
		49,176,584
Banks — 1.4%
Altabancorp.	13,376	579,315
Cadence BanCorp.	342,632	7,154,156
Coastal Financial Corp./WA(a)(b)	51,326	1,465,870
CrossFirst Bankshares Inc.(a)	181,449	2,494,924
Customers Bancorp. Inc.(a)(b)	14,124	550,695
Eastern Bankshares Inc.	305,445	6,283,004
FB Financial Corp.	26,935	1,005,214
First Financial Bankshares Inc.	970,951	47,702,823
Five Star Bancorp.(a)(b)	21,229	512,680
Glacier Bancorp. Inc.	100,902	5,557,682
Great Western Bancorp. Inc.	9,210	301,996
Investors Bancorp. Inc.	655,619	9,349,127
Lakeland Financial Corp.	16,513	1,017,861
Live Oak Bancshares Inc.	253,471	14,954,789
Metrocity Bankshares Inc.	36,882	645,804
Metropolitan Bank Holding Corp.(a)	4,727	284,660
Origin Bancorp Inc.	34,356	1,458,756
Security	Shares	Value

Banks (continued)
RBB Bancorp.	12,416	$300,715
ServisFirst Bancshares Inc.	335,868	22,832,307
Silvergate Capital Corp., Class A(a)	183,015	20,739,260
Southern First Bancshares Inc.(a)	19,852	1,015,628
Stock Yards Bancorp. Inc.	35,316	1,797,231
Texas Capital Bancshares Inc.(a)	155,173	9,851,934
Triumph Bancorp. Inc.(a)	174,134	12,929,449
Veritex Holdings Inc.	52,902	1,873,260
West Bancorp. Inc.	26,279	729,242
		173,388,382
Beverages — 0.5%
Celsius Holdings Inc.(a)(b)	364,138	27,707,261
Coca-Cola Consolidated Inc.(b)	37,637	15,134,967
Duckhorn Portfolio Inc. (The)(a)	107,073	2,362,030
MGP Ingredients Inc.	94,080	6,363,571
National Beverage Corp.	187,110	8,837,205
NewAge Inc.(a)(b)	595,450	1,327,854
		61,732,888
Biotechnology — 14.0%
4D Molecular Therapeutics Inc.(a)	8,018	193,073
ACADIA Pharmaceuticals Inc.(a)(b)	958,325	23,373,547
Affimed NV(a)	920,482	7,824,097
Agenus Inc.(a)(b)	1,563,146	8,581,672
Akebia Therapeutics Inc.(a)(b)	539,758	2,045,683
Akero Therapeutics Inc.(a)(b)	155,178	3,849,966
Albireo Pharma Inc.(a)(b)	106,909	3,761,059
Aldeyra Therapeutics Inc.(a)(b)	384,836	4,360,192
Alector Inc.(a)(b)	462,832	9,640,791
Aligos Therapeutics Inc.(a)	148,774	3,032,758
Alkermes PLC(a)	1,284,610	31,498,637
Allakos Inc.(a)(b)	279,734	23,880,892
Allogene Therapeutics Inc.(a)	217,293	5,667,001
Allovir Inc.(a)	233,868	4,616,554
Alpine Immune Sciences Inc.(a)	92,107	828,963
ALX Oncology Holdings Inc.(a)(b)	140,588	7,687,352
Amicus Therapeutics Inc.(a)	2,106,959	20,311,085
Anavex Life Sciences Corp.(a)	498,559	11,397,059
Apellis Pharmaceuticals Inc.(a)(b)	520,129	32,872,153
Applied Molecular Transport Inc.(a)(b)	194,957	8,917,333
Applied Therapeutics Inc.(a)(b)	105,759	2,197,672
AquaBounty Technologies Inc.(a)	138,980	744,933
Arbutus Biopharma Corp.(a)	63,163	191,384
Arcutis Biotherapeutics Inc.(a)	21,932	598,524
Ardelyx Inc.(a)(b)	509,159	3,859,425
Arena Pharmaceuticals Inc.(a)(b)	47,142	3,215,084
Arrowhead Pharmaceuticals Inc.(a)(b)	810,849	67,154,514
Atara Biotherapeutics Inc.(a)	55,042	855,903
Athenex Inc.(a)(b)	403,171	1,862,650
Athersys Inc.(a)(b)	1,370,827	1,973,991
Atossa Therapeutics Inc.(a)(b)	64,930	410,358
Avid Bioservices Inc.(a)(b)	458,155	11,751,676
Avidity Biosciences Inc.(a)(b)	41,280	1,020,029
Avita Medical Inc.(a)(b)	189,309	3,884,621
Beam Therapeutics Inc.(a)(b)	376,171	48,416,969
Beyondspring Inc.(a)(b)	177,606	1,854,207
BioAtla Inc.(a)(b)	96,630	4,095,179
BioCryst Pharmaceuticals Inc.(a)(b)	143,797	2,273,431
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	290,362	28,188,343
Biomea Fusion Inc.(a)(b)	68,425	1,068,114
Bioxcel Therapeutics Inc.(a)(b)	121,201	3,522,101

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Blueprint Medicines Corp.(a)	437,474	$38,480,213
Bridgebio Pharma Inc.(a)(b)	578,463	35,263,104
Brooklyn ImmunoTherapeutics Inc.(a)(b)	164,984	2,971,362
C4 Therapeutics Inc.(a)(b)	274,183	10,375,085
CareDx Inc.(a)(b)	401,642	36,758,276
Celcuity Inc.(a)	63,202	1,516,848
Celldex Therapeutics Inc.(a)(b)	244,374	8,171,867
CEL-SCI Corp.(a)(b)	256,647	2,227,696
Cerevel Therapeutics Holdings Inc.(a)(b)	279,601	7,163,378
ChemoCentryx Inc.(a)(b)	28,682	384,052
Chimerix Inc.(a)(b)	415,031	3,320,248
Clene Inc.(a)	121,748	1,368,448
Clovis Oncology Inc.(a)(b)	789,845	4,581,101
Codiak Biosciences Inc.(a)(b)	126,506	2,344,156
Cogent Biosciences Inc.(a)	83,961	680,924
Coherus Biosciences Inc.(a)(b)	508,557	7,033,343
Cortexyme Inc.(a)(b)	158,186	8,383,858
Crinetics Pharmaceuticals Inc.(a)	248,455	4,683,377
Cue Biopharma Inc.(a)(b)	236,110	2,750,681
Cullinan Oncology Inc.(a)	6,703	172,602
Curis Inc.(a)	598,143	4,827,014
Cytokinetics Inc.(a)(b)	507,335	10,040,160
CytomX Therapeutics Inc.(a)(b)	437,644	2,770,286
Deciphera Pharmaceuticals Inc.(a)	272,885	9,990,320
Denali Therapeutics Inc.(a)(b)	727,745	57,084,318
Dermtech Inc.(a)(b)	187,977	7,814,204
Design Therapeutics Inc.(a)(b)	62,197	1,237,098
Dicerna Pharmaceuticals Inc.(a)	552,666	20,625,495
Dynavax Technologies Corp.(a)(b)	868,887	8,558,537
Eagle Pharmaceuticals Inc./DE(a)	43,015	1,841,042
Editas Medicine Inc.(a)(b)	547,577	31,014,761
Enanta Pharmaceuticals Inc.(a)	17,363	764,146
Epizyme Inc.(a)(b)	725,792	6,031,331
Esperion Therapeutics Inc.(a)(b)	209,956	4,440,569
Evelo Biosciences Inc.(a)(b)	240,817	3,308,826
Fate Therapeutics Inc.(a)	641,520	55,677,521
FibroGen Inc.(a)(b)	630,688	16,795,221
Finch Therapeutics Group Inc.(a)	7,306	102,795
Flexion Therapeutics Inc.(a)(b)	392,903	3,233,592
Foghorn Therapeutics Inc.(a)(b)	23,104	246,520
Forte Biosciences Inc.(a)	89,548	3,010,604
Fortress Biotech Inc.(a)(b)	592,444	2,115,025
G1 Therapeutics Inc.(a)(b)	183,105	4,017,324
Gemini Therapeutics Inc.(a)(b)	27,787	179,782
Generation Bio Co.(a)(b)	325,896	8,766,602
Global Blood Therapeutics Inc.(a)	480,859	16,839,682
Greenwich Lifesciences Inc.(a)	32,002	1,438,170
GT Biopharma Inc.(a)(b)	189,086	2,930,833
Halozyme Therapeutics Inc.(a)	1,127,643	51,206,269
Harpoon Therapeutics Inc.(a)	148,314	2,057,115
Heron Therapeutics Inc.(a)(b)	741,379	11,506,202
Hookipa Pharma Inc.(a)(b)	92,092	843,563
Humanigen Inc.(a)(b)	355,631	6,180,867
Ideaya Biosciences Inc.(a)	53,410	1,121,076
IGM Biosciences Inc.(a)(b)	64,648	5,378,714
ImmunityBio Inc.(a)(b)	59,393	848,132
ImmunoGen Inc.(a)(b)	839,746	5,533,926
Immunovant Inc.(a)	191,566	2,024,853
Impel Neuropharma Inc.(a)(b)	28,642	253,482
Infinity Pharmaceuticals Inc.(a)(b)	623,982	1,865,706
Security	Shares	Value

Biotechnology (continued)
Inhibrx Inc.(a)(b)	221,342	$6,091,332
Insmed Inc.(a)(b)	827,077	23,538,611
Instil Bio Inc.(a)	64,265	1,241,600
Intellia Therapeutics Inc.(a)(b)	511,226	82,772,602
Intercept Pharmaceuticals Inc.(a)(b)	222,253	4,438,392
Invitae Corp.(a)(b)	413,112	13,934,268
Ironwood Pharmaceuticals Inc.(a)(b)	1,167,350	15,023,794
IVERIC bio Inc.(a)	144,352	910,861
Kadmon Holdings Inc.(a)(b)	1,374,408	5,318,959
KalVista Pharmaceuticals Inc.(a)(b)	157,624	3,776,671
Karuna Therapeutics Inc.(a)(b)	177,757	20,262,520
Karyopharm Therapeutics Inc.(a)(b)	570,880	5,891,482
Keros Therapeutics Inc.(a)(b)	123,735	5,255,025
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	106,139	1,478,516
Kinnate Biopharma Inc.(a)(b)	5,372	125,060
Kodiak Sciences Inc.(a)(b)	268,167	24,939,531
Kronos Bio Inc.(a)(b)	36,930	884,473
Krystal Biotech Inc.(a)	50,907	3,461,676
Kymera Therapeutics Inc.(a)(b)	229,225	11,117,412
Lexicon Pharmaceuticals Inc.(a)	216,391	993,235
Ligand Pharmaceuticals Inc.(a)(b)	14,536	1,906,978
MacroGenics Inc.(a)(b)	430,339	11,558,906
Madrigal Pharmaceuticals Inc.(a)(b)	90,425	8,808,299
Magenta Therapeutics Inc.(a)	211,850	2,071,893
MannKind Corp.(a)(b)	199,704	1,088,387
MEI Pharma Inc.(a)(b)	863,379	2,460,630
MeiraGTx Holdings PLC(a)(b)	14,880	230,640
Mersana Therapeutics Inc.(a)(b)	383,886	5,213,172
MiMedx Group Inc.(a)(b)	593,370	7,423,059
Mirum Pharmaceuticals Inc.(a)(b)	18,105	313,035
Molecular Templates Inc.(a)(b)	293,181	2,292,675
Morphic Holding Inc.(a)(b)	166,691	9,566,396
Neoleukin Therapeutics Inc.(a)	65,327	602,968
NexImmune Inc.(a)(b)	35,963	586,916
Nurix Therapeutics Inc.(a)(b)	226,246	6,002,306
Ocugen Inc.(a)(b)	1,464,217	11,757,662
Olema Pharmaceuticals Inc.(a)(b)	46,109	1,290,130
Oncocyte Corp.(a)(b)	416,933	2,393,195
Oncternal Therapeutics Inc. New(a)(b)(c)	6,020	6,170
Organogenesis Holdings Inc., Class A(a)	302,426	5,026,320
ORIC Pharmaceuticals Inc.(a)(b)	32,754	579,418
Outlook Therapeutics Inc.(a)	694,418	1,729,101
PMV Pharmaceuticals Inc.(a)(b)	207,991	7,104,973
Portage Biotech Inc.(a)	4,777	100,126
Praxis Precision Medicines Inc.(a)	15,854	289,811
Precigen Inc.(a)(b)	655,809	4,275,875
Precision BioSciences Inc.(a)(b)	380,795	4,767,553
Prelude Therapeutics Inc.(a)(b)	85,816	2,456,912
Prometheus Biosciences Inc.(a)	13,514	331,904
Protagonist Therapeutics Inc.(a)	327,805	14,711,888
Prothena Corp. PLC(a)	210,716	10,832,910
PTC Therapeutics Inc.(a)(b)	558,395	23,603,357
Puma Biotechnology Inc.(a)(b)	253,344	2,325,698
Radius Health Inc.(a)(b)	371,209	6,770,852
RAPT Therapeutics Inc.(a)	142,491	4,529,789
Recursion Pharmaceuticals Inc., Class A(a)(b)	112,414	4,103,111
REGENXBIO Inc.(a)(b)	167,674	6,514,135
Relay Therapeutics Inc.(a)(b)	413,613	15,134,100
Reneo Pharmaceuticals Inc.(a)(b)	33,562	313,133
Replimune Group Inc.(a)	148,385	5,700,952

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Revolution Medicines, Inc.(a)(b)	66,396	$2,107,409
Rigel Pharmaceuticals Inc.(a)(b)	1,354,775	5,879,723
Rocket Pharmaceuticals Inc.(a)(b)	319,165	14,135,818
Rubius Therapeutics Inc.(a)(b)	363,065	8,862,417
Sana Biotechnology Inc.(a)(b)	201,399	3,959,504
Sangamo Therapeutics Inc.(a)(b)	845,849	10,124,813
Scholar Rock Holding Corp.(a)	185,133	5,350,344
Selecta Biosciences Inc.(a)	71,531	299,000
Seres Therapeutics Inc.(a)(b)	551,872	13,162,147
Sesen Bio Inc.(a)	1,355,551	6,262,646
Shattuck Labs Inc.(a)	172,963	5,014,197
Sorrento Therapeutics Inc.(a)(b)	1,975,565	19,143,225
Spectrum Pharmaceuticals Inc.(a)	1,226,688	4,600,080
Spero Therapeutics Inc.(a)(b)	179,801	2,510,022
SpringWorks Therapeutics Inc.(a)(b)	234,225	19,302,482
Stoke Therapeutics Inc.(a)	152,494	5,132,948
Summit Therapeutics Inc.(a)	178,232	1,329,611
Sutro Biopharma Inc.(a)	23,373	434,504
Syndax Pharmaceuticals Inc.(a)(b)	86,989	1,493,601
Syros Pharmaceuticals Inc.(a)(b)	220,929	1,204,063
Talaris Therapeutics Inc.(a)	47,388	696,130
Taysha Gene Therapies Inc.(a)(b)	146,158	3,098,550
TG Therapeutics Inc.(a)(b)	1,025,793	39,790,510
Translate Bio Inc.(a)(b)	273,753	7,539,158
Travere Therapeutics Inc.(a)	30,964	451,765
Trevena Inc.(a)(b)	436,986	738,506
Trillium Therapeutics Inc.(a)	117,889	1,143,523
Turning Point Therapeutics Inc.(a)(b)	40,472	3,157,625
Twist Bioscience Corp.(a)(b)	377,956	50,362,637
UroGen Pharma Ltd.(a)(b)	114,118	1,742,582
Vaxart Inc.(a)(b)	861,018	6,449,025
Vaxcyte Inc.(a)(b)	91,077	2,050,143
VBI Vaccines Inc.(a)(b)	1,315,529	4,407,022
Verastem Inc.(a)(b)	1,366,818	5,562,949
Vericel Corp.(a)(b)	372,832	19,573,680
Vincerx Pharma Inc.(a)	37,303	484,566
Vir Biotechnology Inc.(a)(b)	480,958	22,739,694
Viracta Therapeutics Inc.(a)(b)	62,371	707,287
VistaGen Therapeutics Inc.(a)(b)	1,269,711	3,999,590
Vor BioPharma Inc.(a)(b)	8,771	163,579
Werewolf Therapeutics Inc.(a)	40,274	702,379
Xencor Inc.(a)	449,435	15,501,013
Y-mAbs Therapeutics Inc.(a)(b)	277,113	9,366,419
Zentalis Pharmaceuticals Inc.(a)(b)	263,643	14,025,808
ZIOPHARM Oncology Inc.(a)(b)	1,662,114	4,387,981
		1,734,013,307
Building Products — 1.3%
AAON Inc.	332,575	20,815,869
Cornerstone Building Brands Inc.(a)	445,825	8,105,099
CSW Industrials Inc.	108,516	12,854,805
Gibraltar Industries Inc.(a)	75,209	5,739,199
Insteel Industries Inc.	12,709	408,594
JELD-WEN Holding Inc.(a)	266,704	7,003,647
Masonite International Corp.(a)	196,717	21,990,994
PGT Innovations Inc.(a)	219,892	5,108,091
Resideo Technologies Inc.(a)	134,155	4,024,650
Simpson Manufacturing Co. Inc.	346,908	38,312,520
UFP Industries Inc.	434,754	32,319,612
		156,683,080
Security	Shares	Value

Capital Markets — 1.9%
Artisan Partners Asset Management Inc.,
Class A	469,380	$23,853,892
Blucora Inc.(a)	150,124	2,598,646
BrightSphere Investment Group Inc.	465,630	10,909,711
Cohen & Steers Inc.	197,720	16,230,835
Donnelley Financial Solutions Inc.(a)	14,017	462,561
Focus Financial Partners Inc., Class A(a)	415,299	20,142,002
GAMCO Investors Inc., Class A	38,737	972,299
GCM Grosvenor Inc., Class A	231,682	2,414,126
Greenhill & Co. Inc.	122,427	1,904,964
Hamilton Lane Inc., Class A	272,792	24,856,807
Houlihan Lokey Inc.	359,625	29,413,729
Moelis & Co., Class A	269,579	15,336,349
Open Lending Corp., Class A(a)(b)	834,909	35,976,229
PJT Partners Inc., Class A(b)	161,061	11,496,534
Pzena Investment Management Inc., Class A	133,933	1,474,602
StepStone Group Inc., Class A	296,065	10,184,636
StoneX Group Inc.(a)	12,863	780,398
Value Line Inc.	8,133	252,123
Virtus Investment Partners Inc.	59,047	16,401,485
WisdomTree Investments Inc.	823,724	5,107,089
		230,769,017
Chemicals — 1.9%
American Vanguard Corp.	56,167	983,484
Amyris Inc.(a)(b)	147,189	2,409,484
Avient Corp.	78,405	3,854,390
Balchem Corp.	257,009	33,735,001
Cabot Corp.	451,856	25,724,162
Chase Corp.	15,268	1,566,650
Danimer Scientific Inc.(a)	551,309	13,810,290
Ferro Corp.(a)	543,350	11,720,060
Hawkins Inc.	101,187	3,313,874
HB Fuller Co.	74,430	4,734,492
Ingevity Corp.(a)	321,682	26,172,048
Innospec Inc.	60,304	5,464,145
Kronos Worldwide Inc.	25,592	366,477
Livent Corp.(a)	1,177,587	22,798,084
Marrone Bio Innovations Inc.(a)(b)	794,425	1,318,746
Orion Engineered Carbons SA(a)	487,778	9,262,904
PureCycle Technologies Inc.(a)(b)	262,829	6,215,906
Quaker Chemical Corp.	107,630	25,528,760
Sensient Technologies Corp.	173,423	15,011,495
Stepan Co.	16,533	1,988,424
Tredegar Corp.	168,962	2,326,607
Trinseo SA	312,423	18,695,392
Zymergen Inc.(a)	30,046	1,202,141
		238,203,016
Commercial Services & Supplies — 1.5%
Brink’s Co. (The)(b)	389,604	29,937,171
Casella Waste Systems Inc., Class A(a)	360,003	22,834,990
Cimpress PLC(a)(b)	139,506	15,123,845
Covanta Holding Corp.	963,660	16,970,053
Harsco Corp.(a)	262,075	5,351,572
Healthcare Services Group Inc.	312,102	9,853,060
Heritage-Crystal Clean Inc.(a)	47,943	1,422,948
HNI Corp.	40,747	1,791,646
Interface Inc.	111,921	1,712,391
Montrose Environmental Group Inc.(a)	177,424	9,520,572
Pitney Bowes Inc.	583,168	5,114,383
SP Plus Corp.(a)	187,947	5,749,299

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Tetra Tech Inc.	430,736	$52,567,021
U.S. Ecology Inc.(a)	27,469	1,030,637
Viad Corp.(a)	163,543	8,152,619
		187,132,207
Communications Equipment — 0.8%
ADTRAN Inc.	32,462	670,340
CalAmp Corp.(a)(b)	276,590	3,518,225
Calix Inc.(a)	362,663	17,226,492
Cambium Networks Corp.(a)	71,444	3,454,317
Casa Systems Inc.(a)(b)	248,795	2,206,812
Clearfield Inc.(a)	91,476	3,425,776
DZS Inc.(a)	56,912	1,180,924
EMCORE Corp.(a)(b)	43,149	397,834
Extreme Networks Inc.(a)	1,000,663	11,167,399
Harmonic Inc.(a)(b)	131,009	1,116,197
Infinera Corp.(a)(b)	1,433,419	14,620,874
Inseego Corp.(a)(b)	139,464	1,407,192
Plantronics Inc.(a)	112,770	4,705,892
Viavi Solutions Inc.(a)(b)	1,635,988	28,891,548
		93,989,822
Construction & Engineering — 1.0%
Ameresco Inc., Class A(a)(b)	245,681	15,409,112
Comfort Systems USA Inc.	285,867	22,523,461
Construction Partners Inc., Class A(a)(b)	227,188	7,133,703
Dycom Industries Inc.(a)(b)	194,093	14,465,751
EMCOR Group Inc.	43,227	5,325,134
IES Holdings Inc.(a)(b)	68,662	3,526,480
Infrastructure and Energy Alternatives Inc.(a)(b)	67,466	867,613
MYR Group Inc.(a)	98,408	8,947,256
NV5 Global Inc.(a)(b)	24,380	2,304,154
Sterling Construction Co. Inc.(a)	44,164	1,065,677
WillScot Mobile Mini Holdings Corp.(a)	1,495,795	41,687,807
		123,256,148
Construction Materials — 0.1%
Forterra Inc.(a)	230,810	5,426,343
U.S. Concrete Inc.(a)	11,695	863,091
United State Lime & Minerals Inc.	942	131,023
		6,420,457
Consumer Finance — 0.3%
Atlanticus Holdings Corp.(a)(b)	45,584	1,809,685
Curo Group Holdings Corp.	167,076	2,840,292
FirstCash Inc.	22,668	1,732,742
Green Dot Corp., Class A(a)	39,512	1,851,137
LendingTree Inc.(a)	92,984	19,701,450
PROG Holdings Inc.	84,113	4,048,359
Regional Management Corp.	29,125	1,355,477
		33,339,142
Containers & Packaging — 0.2%
Greif Inc., Class A, NVS	29,038	1,758,251
Greif Inc., Class B	6,671	393,589
Myers Industries Inc.	135,672	2,849,112
O-I Glass Inc.(a)	1,263,858	20,638,801
Ranpak Holdings Corp.(a)	47,111	1,179,188
UFP Technologies Inc.(a)(b)	5,475	314,375
		27,133,316
Distributors — 0.1%
Core-Mark Holding Co. Inc.	112,985	5,085,455
Funko Inc., Class A(a)	210,226	4,473,609
Security	Shares	Value

Distributors (continued)
Greenlane Holdings Inc., Class A(a)(b)	129,369	$578,280
		10,137,344
Diversified Consumer Services — 0.3%
2U Inc.(a)	485,881	20,246,661
Carriage Services Inc.	29,657	1,096,419
Houghton Mifflin Harcourt Co.(a)	961,435	10,614,243
OneSpaWorld Holdings Ltd.(a)	207,460	2,010,287
Regis Corp.(a)	167,179	1,564,796
Stride Inc.(a)	16,924	543,768
Vivint Smart Home Inc.(a)(b)	193,254	2,550,953
WW International Inc.(a)(b)	127,785	4,618,150
		43,245,277
Diversified Telecommunication Services — 0.8%
Anterix Inc.(a)(b)	26,479	1,588,475
Bandwidth Inc., Class A(a)(b)	182,823	25,214,948
Cincinnati Bell Inc.(a)	152,606	2,353,185
Cogent Communications Holdings Inc.	341,368	26,247,785
Globalstar Inc.(a)	4,207,655	7,489,626
IDT Corp., Class B(a)(b)	119,553	4,418,679
Iridium Communications Inc.(a)(b)	721,930	28,869,981
Ooma Inc.(a)	100,006	1,886,113
ORBCOMM Inc.(a)	591,838	6,652,259
		104,721,051
Electric Utilities — 0.0%
Spark Energy Inc., Class A	86,783	983,251

Electrical Equipment — 1.3%
Advent Technologies Holdings Inc.(a)(b)	102,764	990,645
Allied Motion Technologies Inc.	88,050	3,040,367
Array Technologies Inc.(a)	237,005	3,697,278
Atkore Inc.(a)	376,344	26,720,424
Babcock & Wilcox Enterprises Inc.(a)(b)	130,280	1,026,606
Beam Global(a)(b)	59,828	2,292,011
Bloom Energy Corp., Class A(a)(b)	1,114,624	29,949,947
EnerSys	37,073	3,623,144
Eos Energy Enterprises Inc.(a)(b)	139,290	2,501,648
FTC Solar Inc.(a)	150,833	2,007,587
FuelCell Energy Inc.(a)(b)	2,007,824	17,869,634
GrafTech International Ltd.	1,196,422	13,902,424
Romeo Power Inc.(a)(b)	261,267	2,126,713
Stem Inc.(a)(b)	501,649	18,064,381
TPI Composites Inc.(a)(b)	286,408	13,867,875
Vicor Corp.(a)(b)	168,788	17,847,643
		159,528,327
Electronic Equipment, Instruments & Components — 2.8%
908 Devices Inc.(a)(b)	57,475	2,227,156
Advanced Energy Industries Inc.	308,035	34,718,625
Akoustis Technologies Inc.(a)(b)	344,681	3,691,534
Arlo Technologies Inc.(a)	645,604	4,370,739
Badger Meter Inc.	234,399	22,999,230
CTS Corp.	56,453	2,097,793
Fabrinet(a)(b)	255,297	24,475,323
FARO Technologies Inc.(a)(b)	72,638	5,649,057
Identiv Inc.(a)	152,196	2,587,332
II-VI Inc.(a)(b)	777,387	56,430,522
Insight Enterprises Inc.(a)(b)	99,369	9,937,894
Iteris Inc.(a)	330,761	2,199,561
Itron Inc.(a)(b)	297,331	29,727,153
Kimball Electronics Inc.(a)	9,919	215,639

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Luna Innovations Inc.(a)(b)	241,585	$2,616,366
MicroVision Inc.(a)(b)	1,269,604	21,265,867
Napco Security Technologies Inc.(a)(b)	114,957	4,180,986
nLight Inc.(a)	341,833	12,401,701
Novanta Inc.(a)(b)	281,985	38,000,299
OSI Systems Inc.(a)(b)	13,766	1,399,176
Ouster Inc.(a)(b)	230,255	2,875,885
PAR Technology Corp.(a)(b)	190,438	13,319,234
Plexus Corp.(a)(b)	201,073	18,380,083
Rogers Corp.(a)(b)	131,847	26,474,878
Velodyne Lidar Inc.(a)(b)	560,588	5,964,656
Vishay Intertechnology Inc.	157,590	3,553,655
		351,760,344
Energy Equipment & Services — 0.4%
Aspen Aerogels Inc.(a)	171,283	5,124,787
Cactus Inc., Class A	439,254	16,129,407
ChampionX Corp.(a)	297,429	7,629,054
DMC Global Inc.(a)(b)	148,040	8,321,329
Frank’s International NV(a)	187,019	566,668
Liberty Oilfield Services Inc., Class A(a)	238,258	3,373,733
NexTier Oilfield Solutions Inc.(a)	146,753	698,544
Solaris Oilfield Infrastructure Inc., Class A	67,458	657,041
TETRA Technologies Inc.(a)	749,318	3,252,040
		45,752,603
Entertainment — 0.2%
Chicken Soup For The Soul Entertainment Inc.(a)(b)	25,236	1,044,770
Cinemark Holdings Inc.(a)	717,349	15,745,810
CuriosityStream Inc.(a)(b)	36,312	495,296
IMAX Corp.(a)	38,324	823,966
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	79,446	2,241,966
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	289,767	8,046,830
LiveXLive Media Inc.(a)(b)	419,928	1,982,060
		30,380,698
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexander’s Inc.	17,408	4,664,474
American Finance Trust Inc.	68,004	576,674
CatchMark Timber Trust Inc., Class A	289,847	3,391,210
Clipper Realty Inc.	85,530	628,646
Community Healthcare Trust Inc.	118,285	5,613,806
EastGroup Properties Inc.	316,174	51,994,814
Gladstone Commercial Corp.	86,525	1,952,004
Gladstone Land Corp.	118,324	2,846,875
Indus Realty Trust Inc.	27,142	1,781,872
Innovative Industrial Properties Inc.	99,509	19,008,209
Monmouth Real Estate Investment Corp.	117,252	2,194,957
National Storage Affiliates Trust.	562,191	28,424,377
NexPoint Residential Trust Inc.	33,705	1,853,101
Outfront Media Inc.(a)	229,677	5,519,138
PS Business Parks Inc.	135,273	20,031,226
QTS Realty Trust Inc., Class A	229,989	17,778,150
Ryman Hospitality Properties Inc.(a)	395,702	31,244,630
Safehold Inc.(b)	95,445	7,492,433
Saul Centers Inc.	90,175	4,098,454
Tanger Factory Outlet Centers Inc.	224,811	4,237,687
UMH Properties Inc.	285,702	6,234,018
Universal Health Realty Income Trust	94,608	5,823,122
		227,389,877
Security	Shares	Value

Food & Staples Retailing — 0.9%
Andersons Inc. (The)	101,037	$3,084,660
BJ’s Wholesale Club Holdings Inc.(a)(b)	817,469	38,895,175
Chefs’ Warehouse Inc. (The)(a)	17,194	547,285
MedAvail Holdings Inc.(a)	92,931	1,138,405
Performance Food Group Co.(a)	1,056,180	51,214,168
PriceSmart Inc.	14,107	1,283,878
Sprouts Farmers Market Inc.(a)(b)	419,881	10,434,043
United Natural Foods Inc.(a)(b)	27,874	1,030,780
		107,628,394
Food Products — 0.9%
AppHarvest Inc.(a)(b)	380,217	6,083,472
Calavo Growers Inc.	136,384	8,649,473
J&J Snack Foods Corp.	117,161	20,434,050
John B Sanfilippo & Son Inc.	46,604	4,127,716
Laird Superfood Inc.(a)(b)	35,686	1,065,941
Lancaster Colony Corp.	132,426	25,625,755
Limoneira Co.	38,045	667,690
Mission Produce Inc.(a)	38,485	797,024
Sanderson Farms Inc.	139,228	26,170,687
Simply Good Foods Co. (The)(a)	41,185	1,503,665
Tattooed Chef Inc.(a)(b)	370,804	7,953,746
Tootsie Roll Industries Inc.	1	26
Utz Brands Inc.	467,578	10,188,525
Vital Farms Inc.(a)(b)	194,783	3,887,869
		117,155,639
Health Care Equipment & Supplies — 6.1%
Accelerate Diagnostics Inc.(a)(b)	261,575	2,108,294
Accuray Inc.(a)(b)	733,519	3,315,506
Acutus Medical Inc.(a)	123,182	2,091,630
Alphatec Holdings Inc.(a)	511,265	7,832,580
Apyx Medical Corp.(a)	247,306	2,549,725
Asensus Surgical Inc.(a)(b)	571,443	1,811,474
Aspira Women’s Health Inc.(a)(b)	576,458	3,239,694
AtriCure Inc.(a)	358,516	28,441,074
Atrion Corp.	11,285	7,007,195
Axogen Inc.(a)(b)	302,443	6,535,793
Axonics Inc.(a)(b)	333,437	21,143,240
BioLife Solutions Inc.(a)(b)	194,484	8,656,483
Bioventus Inc., Class A(a)(b)	60,386	1,062,794
Butterfly Network Inc.(a)(b)	257,685	3,731,279
Cardiovascular Systems Inc.(a)	314,822	13,427,158
Cerus Corp.(a)	1,333,762	7,882,533
ClearPoint Neuro Inc.(a)	149,201	2,848,247
CONMED Corp.	232,319	31,927,600
CryoLife Inc.(a)	269,313	7,648,489
CryoPort Inc.(a)(b)	324,643	20,484,973
Cutera Inc.(a)(b)	139,464	6,837,920
CytoSorbents Corp.(a)(b)	326,965	2,468,586
Eargo Inc.(a)(b)	153,068	6,108,944
Glaukos Corp.(a)(b)	360,002	30,538,970
Haemonetics Corp.(a)	275,453	18,356,188
Heska Corp.(a)(b)	76,857	17,656,359
Inari Medical Inc.(a)	272,058	25,377,570
Inogen Inc.(a)	154,945	10,097,766
Intersect ENT Inc.(a)	264,031	4,512,290
iRadimed Corp.(a)	52,295	1,537,996
iRhythm Technologies Inc.(a)(b)	236,227	15,673,661
Lantheus Holdings Inc.(a)(b)	77,449	2,140,690
LeMaitre Vascular Inc.	145,209	8,860,653
LivaNova PLC(a)	316,633	26,632,002

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Meridian Bioscience Inc.(a)(b)	37,873	$840,023
Merit Medical Systems Inc.(a)	365,477	23,631,743
Misonix Inc.(a)	52,000	1,153,360
Neogen Corp.(a)	804,912	37,058,148
Neuronetics Inc.(a)(b)	177,456	2,842,845
NeuroPace Inc.(a)	55,216	1,313,589
Nevro Corp.(a)(b)	276,510	45,842,593
NuVasive Inc.(a)(b)	414,400	28,088,032
Ortho Clinical Diagnostics Holdings PLC(a)(b)	701,699	15,023,376
OrthoPediatrics Corp.(a)(b)	109,697	6,930,656
Outset Medical Inc.(a)(b)	366,274	18,306,374
PAVmed Inc.(a)(b)	570,009	3,648,058
Pulmonx Corp.(a)(b)	204,326	9,014,863
Pulse Biosciences Inc.(a)	110,322	1,809,281
Quotient Ltd.(a)(b)	634,818	2,310,738
Retractable Technologies Inc.(a)(b)	137,459	1,589,026
SeaSpine Holdings Corp.(a)	127,405	2,613,077
Senseonics Holdings Inc.(a)(b)	3,293,868	12,648,453
Shockwave Medical Inc.(a)	269,997	51,226,531
SI-BONE Inc.(a)	257,838	8,114,162
Sientra Inc.(a)(b)	398,211	3,169,760
Silk Road Medical Inc.(a)(b)	269,765	12,910,953
Soliton Inc.(a)(b)	73,495	1,652,903
STAAR Surgical Co.(a)	375,947	57,331,917
Stereotaxis Inc.(a)	397,734	3,834,156
Surmodics Inc.(a)	107,249	5,818,258
Tactile Systems Technology Inc.(a)(b)	152,030	7,905,560
TransMedics Group Inc.(a)	205,519	6,819,120
Treace Medical Concepts Inc.(a)(b)	88,007	2,751,099
Utah Medical Products Inc.	3,565	303,168
Vapotherm Inc.(a)(b)	180,426	4,265,271
Varex Imaging Corp.(a)	40,432	1,084,386
ViewRay Inc.(a)(b)	1,080,292	7,129,927
Zynex Inc.(a)(b)	154,312	2,396,465
		751,923,227
Health Care Providers & Services — 4.4%
1Life Healthcare Inc.(a)(b)	932,851	30,840,054
Accolade Inc.(a)(b)	403,091	21,891,872
Addus HomeCare Corp.(a)	51,992	4,535,782
Agiliti Inc.(a)	179,238	3,919,935
Alignment Healthcare Inc.(a)(b)	208,863	4,881,128
AMN Healthcare Services Inc.(a)	377,127	36,573,777
Apollo Medical Holdings Inc.(a)(b)	290,618	18,253,717
Apria Inc.(a)(b)	28,919	809,732
Aveanna Healthcare Holdings Inc.(a)	305,993	3,785,133
Biodesix Inc.(a)(b)	97,383	1,286,429
Castle Biosciences Inc.(a)	157,206	11,527,916
Community Health Systems Inc.(a)	867,050	13,387,252
CorVel Corp.(a)	69,954	9,394,822
Cross Country Healthcare Inc.(a)	41,004	676,976
Ensign Group Inc. (The)	420,727	36,464,409
Exagen Inc.(a)	27,398	410,696
Fulgent Genetics Inc.(a)(b)	20,278	1,870,240
Hanger Inc.(a)	305,731	7,728,880
HealthEquity Inc.(a)(b)	654,119	52,643,497
InfuSystem Holdings Inc.(a)	144,396	3,001,993
Innovage Holding Corp.(a)	145,342	3,097,238
Joint Corp. (The)(a)(b)	110,103	9,239,844
LHC Group Inc.(a)(b)	243,836	48,830,597
MEDNAX Inc.(a)	325,924	9,826,609
Security	Shares	Value

Health Care Providers & Services (continued)
ModivCare Inc.(a)	32,612	$5,546,323
National Research Corp.	110,877	5,089,254
Ontrak Inc.(a)	71,566	2,324,464
Owens & Minor Inc.	479,822	20,310,865
Patterson Companies Inc.	176,999	5,379,000
Pennant Group Inc. (The)(a)	203,253	8,313,048
PetIQ Inc.(a)(b)	210,368	8,120,205
Privia Health Group Inc.(a)(b)	156,374	6,938,314
Progyny Inc.(a)	504,591	29,770,869
R1 RCM Inc.(a)	1,055,728	23,479,391
RadNet Inc.(a)	359,145	12,099,595
Select Medical Holdings Corp.	885,780	37,433,063
Sharps Compliance Corp.(a)(b)	119,308	1,228,872
SOC Telemed Inc.(a)	256,450	1,459,201
Surgery Partners Inc.(a)(b)	254,468	16,952,658
Tenet Healthcare Corp.(a)(b)	100,826	6,754,334
Tivity Health Inc.(a)	210,798	5,546,095
U.S. Physical Therapy Inc.	102,532	11,880,383
Viemed Healthcare Inc.(a)	44,908	321,092
		543,825,554
Health Care Technology — 1.8%
Evolent Health Inc., Class A(a)(b)	129,476	2,734,533
Forian Inc.(a)(b)	132,111	1,660,635
Health Catalyst Inc.(a)(b)	359,034	19,929,978
Icad Inc.(a)	174,755	3,025,009
Inovalon Holdings Inc., Class A(a)(b)	604,727	20,609,096
Inspire Medical Systems Inc.(a)	215,119	41,573,898
Multiplan Corp.(a)(b)	490,539	4,669,931
NantHealth Inc.(a)(b)	116,360	269,955
Omnicell Inc.(a)	343,923	52,087,139
OptimizeRx Corp.(a)(b)	134,240	8,309,456
Phreesia Inc.(a)(b)	306,687	18,799,913
Schrodinger Inc.(a)	362,630	27,418,454
Simulations Plus Inc.(b)	121,288	6,659,924
Tabula Rasa HealthCare Inc.(a)(b)	178,177	8,908,850
Vocera Communications Inc.(a)(b)	275,073	10,961,659
		227,618,430
Hotels, Restaurants & Leisure — 4.1%
Accel Entertainment Inc.(a)(b)	448,984	5,329,440
Bally’s Corp.(a)	259,696	14,052,151
BJ’s Restaurants Inc.(a)	165,452	8,130,311
Bloomin’ Brands Inc.(a)	711,465	19,309,160
Brinker International Inc.(a)	363,141	22,460,271
Century Casinos Inc.(a)(b)	215,978	2,900,585
Cheesecake Factory Inc. (The)(a)	347,748	18,840,987
Chuy’s Holdings Inc.(a)	73,701	2,746,099
Cracker Barrel Old Country Store Inc.	189,926	28,196,414
Dave & Buster’s Entertainment Inc.(a)	158,004	6,414,962
Denny’s Corp.(a)(b)	378,109	6,235,017
Dine Brands Global Inc.(a)	131,007	11,692,375
Drive Shack Inc.(a)(b)	316,388	1,047,244
ESC Diamond Resorts Inc.(a)(c)	275,900	3
Esports Technologies Inc.(a)(b)	19,206	404,478
Everi Holdings Inc.(a)(b)	671,595	16,749,579
Full House Resorts Inc.(a)	256,503	2,549,640
GAN Ltd.(a)(b)	33,713	554,242
Golden Entertainment Inc.(a)	134,234	6,013,683
Golden Nugget Online Gaming Inc.(a)(b)	253,082	3,229,326
Hilton Grand Vacations Inc.(a)(b)	684,677	28,338,781
International Game Technology PLC(a)	801,838	19,212,039

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Jack in the Box Inc.	24,784	$2,761,929
Kura Sushi USA Inc., Class A(a)	27,121	1,030,869
Lindblad Expeditions Holdings Inc.(a)(b)	243,320	3,895,553
Monarch Casino & Resort Inc.(a)(b)	83,542	5,527,974
Nathan’s Famous Inc.	17,202	1,226,847
NEOGAMES SA(a)	44,219	2,718,142
Noodles & Co.(a)(b)	322,489	4,024,663
ONE Group Hospitality Inc. (The)(a)(b)	154,945	1,707,494
Papa John’s International Inc.	264,504	27,624,798
PlayAGS Inc.(a)(b)	217,855	2,156,765
RCI Hospitality Holdings Inc.	66,214	4,383,367
Red Robin Gourmet Burgers Inc.(a)	123,530	4,090,078
Red Rock Resorts Inc., Class A(a)	494,988	21,036,990
Rush Street Interactive Inc.(a)	414,961	5,087,422
Ruth’s Hospitality Group Inc.(a)	266,766	6,143,621
Scientific Games Corp./DE, Class A(a)(b)	769,194	59,566,383
SeaWorld Entertainment Inc.(a)	228,315	11,402,051
Shake Shack Inc., Class A(a)(b)	299,450	32,047,139
Target Hospitality Corp.(a)	135,050	501,036
Texas Roadhouse Inc.	559,301	53,804,756
Wingstop Inc.	238,507	37,595,858
		512,740,522
Household Durables — 2.1%
Aterian Inc.(a)(b)	156,903	2,295,491
Casper Sleep Inc.(a)(b)	230,247	1,897,235
Cavco Industries Inc.(a)	51,715	11,490,556
Century Communities Inc.	156,227	10,395,345
GoPro Inc., Class A(a)(b)	1,003,206	11,687,350
Green Brick Partners Inc.(a)	69,233	1,574,358
Hamilton Beach Brands Holding Co., Class A	25,659	571,426
Helen of Troy Ltd.(a)	195,131	44,513,284
Hooker Furniture Corp.	6,782	234,929
Installed Building Products Inc.	190,076	23,257,699
iRobot Corp.(a)(b)	201,843	18,850,118
KB Home	128,752	5,242,781
LGI Homes Inc.(a)(b)	177,347	28,719,573
Lovesac Co. (The)(a)(b)	101,282	8,081,291
MDC Holdings Inc.	124,154	6,282,192
Meritage Homes Corp.(a)	18,626	1,752,334
Purple Innovation Inc., Class A(a)(b)	398,227	10,517,175
Skyline Champion Corp.(a)	420,509	22,413,130
Sonos Inc.(a)	962,883	33,922,368
Taylor Morrison Home Corp.(a)	121,069	3,198,643
TRI Pointe Homes Inc.(a)	71,816	1,539,017
Vuzix Corp.(a)(b)	472,815	8,676,155
		257,112,450
Household Products — 0.5%
Central Garden & Pet Co.(a)(b)	29,998	1,587,794
Central Garden & Pet Co., Class A, NVS(a)	123,222	5,951,622
Energizer Holdings Inc.	548,065	23,555,834
WD-40 Co.	109,161	27,976,873
		59,072,123
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy Inc., Class A	69,383	1,749,839
Clearway Energy Inc., Class C	164,867	4,365,678
Sunnova Energy International Inc.(a)(b)	101,466	3,821,210
		9,936,727
Industrial Conglomerates — 0.1%
Raven Industries Inc.	283,553	16,403,541
Security	Shares	Value

Insurance — 1.2%
BRP Group Inc., Class A(a)(b)	370,711	$9,879,448
eHealth Inc.(a)(b)	57,984	3,386,266
Goosehead Insurance Inc., Class A	22,051	2,807,092
Heritage Insurance Holdings Inc.	14,752	126,572
Investors Title Co.	2,040	356,245
James River Group Holdings Ltd.	42,582	1,597,677
Kinsale Capital Group Inc.	171,986	28,338,133
Palomar Holdings Inc.(a)(b)	196,736	14,845,698
RLI Corp.	295,523	30,908,751
Selectquote Inc.(a)(b)	1,071,950	20,645,757
Trupanion Inc.(a)(b)	299,071	34,423,072
		147,314,711
Interactive Media & Services — 0.9%
Cargurus Inc.(a)(b)	743,160	19,493,087
Cars.com Inc.(a)	71,634	1,026,515
Eventbrite Inc., Class A(a)(b)	602,946	11,455,974
EverQuote Inc., Class A(a)	149,875	4,897,915
fuboTV Inc.(a)(b)	1,052,779	33,804,734
Liberty TripAdvisor Holdings Inc., Class A(a)	446,019	1,815,297
MediaAlpha Inc., Class A(a)(b)	150,936	6,354,405
QuinStreet Inc.(a)(b)	402,453	7,477,577
Yelp Inc.(a)	539,802	21,570,488
		107,895,992
Internet & Direct Marketing Retail — 1.3%
1-800-Flowers.com Inc., Class A(a)(b)	212,556	6,774,160
CarParts.com Inc.(a)(b)	375,708	7,649,415
Duluth Holdings Inc., Class B(a)	96,283	1,988,244
Groupon Inc.(a)	157,996	6,819,107
Liquidity Services Inc.(a)	212,095	5,397,818
Overstock.com Inc.(a)(b)	344,244	31,739,297
PetMed Express Inc.	134,457	4,282,455
Porch Group Inc.(a)	125,836	2,433,668
Quotient Technology Inc.(a)	704,821	7,619,115
RealReal Inc. (The)(a)	625,396	12,357,825
Revolve Group Inc.(a)(b)	179,728	12,383,259
Shutterstock Inc.	187,542	18,410,998
Stamps.com Inc.(a)	96,383	19,304,551
Stitch Fix Inc., Class A(a)(b)	472,972	28,520,212
		165,680,124
IT Services — 2.1%
BigCommerce Holdings Inc., Series 1(a)(b)	375,816	24,397,975
Brightcove Inc.(a)	318,860	4,575,641
Cantaloupe Inc.(a)(b)	462,064	5,480,079
Cass Information Systems Inc.	18,279	744,869
CSG Systems International Inc.	120,551	5,687,596
DigitalOcean Holdings Inc.(a)	96,623	5,371,273
EVERTEC Inc.	485,588	21,195,916
Evo Payments Inc., Class A(a)	377,091	10,460,504
ExlService Holdings Inc.(a)	262,366	27,879,011
GreenBox POS(a)(b)	137,721	1,643,012
GreenSky Inc., Class A(a)(b)	582,137	3,230,860
Grid Dynamics Holdings Inc.(a)(b)	242,994	3,652,200
Hackett Group Inc. (The)	187,898	3,385,922
I3 Verticals Inc., Class A(a)(b)	164,194	4,961,943
IBEX Holdings Ltd.(a)(b)	44,916	876,760
International Money Express Inc.(a)(b)	255,523	3,794,517
Marathon Digital Holdings Inc.(a)(b)	45,415	1,424,669
Maximus Inc.	489,071	43,023,576
Paya Holdings Inc., Class A(a)(b)	651,926	7,184,225

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Perficient Inc.(a)	261,544	$21,033,368
Priority Technology Holdings Inc.(a)(b)	79,113	604,423
Rackspace Technology Inc.(a)(b)	307,467	6,029,428
Repay Holdings Corp.(a)(b)	270,312	6,498,300
TTEC Holdings Inc.	148,514	15,310,308
Tucows Inc., Class A(a)(b)	74,597	5,991,631
Unisys Corp.(a)(b)	409,691	10,369,279
Verra Mobility Corp.(a)(b)	1,077,419	16,559,930
		261,367,215
Leisure Products — 0.5%
Acushnet Holdings Corp.	81,292	4,015,825
AMMO Inc.(a)	522,692	5,117,155
Clarus Corp.	191,288	4,916,101
Escalade Inc.	21,067	483,488
Johnson Outdoors Inc., Class A	25,782	3,119,622
Latham Group Inc.(a)	184,063	5,882,653
Malibu Boats Inc., Class A(a)	164,893	12,091,604
Marine Products Corp.	67,401	1,040,671
MasterCraft Boat Holdings Inc.(a)(b)	149,090	3,919,576
Nautilus Inc.(a)	62,355	1,050,682
Smith & Wesson Brands Inc.	421,695	14,632,816
Sturm Ruger & Co. Inc.	126,565	11,388,319
		67,658,512
Life Sciences Tools & Services — 1.7%
Akoya Biosciences Inc.(a)	60,557	1,171,172
Berkeley Lights Inc.(a)	383,549	17,186,831
BioNano Genomics Inc.(a)(b)	2,248,162	16,479,028
ChromaDex Corp.(a)(b)	381,770	3,764,252
Codexis Inc.(a)(b)	485,078	10,991,868
Contra Aduro Biotech I(a)(c)	105,692	317,076
Fluidigm Corp.(a)(b)	71,371	439,645
Harvard Bioscience Inc.(a)	265,355	2,210,407
Inotiv Inc.(a)(b)	104,102	2,777,441
Luminex Corp.	365,476	13,449,517
Medpace Holdings Inc.(a)	232,149	41,004,478
NanoString Technologies Inc.(a)(b)	334,333	21,661,435
NeoGenomics Inc.(a)(b)	906,884	40,963,950
Pacific Biosciences of California Inc.(a)(b)	711,546	24,882,764
Personalis Inc.(a)(b)	21,733	549,845
Quanterix Corp.(a)(b)	245,355	14,392,524
Seer Inc.(a)(b)	46,287	1,517,288
		213,759,521
Machinery — 3.9%
AgEagle Aerial Systems Inc.(a)(b)	337,646	1,779,394
Alamo Group Inc.	70,088	10,701,036
Albany International Corp., Class A	49,258	4,396,769
Blue Bird Corp.(a)(b)	62,668	1,557,926
Chart Industries Inc.(a)	175,446	25,671,259
CIRCOR International Inc.(a)	146,024	4,760,382
Commercial Vehicle Group Inc.(a)(b)	94,040	999,645
Desktop Metal Inc., Class A(a)(b)	524,379	6,030,359
Douglas Dynamics Inc.	185,105	7,531,922
Energy Recovery Inc.(a)(b)	340,784	7,763,060
Enerpac Tool Group Corp.	480,785	12,798,497
ESCO Technologies Inc.	17,480	1,639,799
Evoqua Water Technologies Corp.(a)	925,908	31,277,172
ExOne Co. (The)(a)(b)	8,383	181,408
Federal Signal Corp.	478,909	19,266,509
Franklin Electric Co. Inc.	369,678	29,803,440
Security	Shares	Value

Machinery (continued)
Gorman-Rupp Co. (The)	32,952	$1,134,867
Helios Technologies Inc.	259,288	20,237,428
Hillenbrand Inc.	333,247	14,689,528
Hydrofarm Holdings Group Inc.(a)	89,587	5,295,488
Hyliion Holdings Corp.(a)(b)	178,493	2,079,443
John Bean Technologies Corp.(b)	250,773	35,765,245
Kadant Inc.	92,489	16,286,388
Lindsay Corp.	79,316	13,109,349
Luxfer Holdings PLC	96,964	2,157,449
Lydall Inc.(a)	62,819	3,801,806
Meritor Inc.(a)(b)	473,315	11,085,037
Miller Industries Inc./TN	4,398	173,457
Mueller Industries Inc.	177,553	7,689,820
Mueller Water Products Inc., Class A	89,267	1,287,230
Navistar International Corp.(a)	67,141	2,987,775
Nikola Corp.(a)(b)	1,603,222	28,954,189
Omega Flex Inc.	25,236	3,702,374
Proto Labs Inc.(a)(b)	35,250	3,235,950
RBC Bearings Inc.(a)(b)	27,850	5,553,847
REV Group Inc.	34,939	548,193
Rexnord Corp.	502,337	25,136,944
Shyft Group Inc. (The)(b)	274,498	10,268,970
SPX Corp.(a)	291,853	17,826,381
SPX FLOW Inc.	27,398	1,787,446
Tennant Co.	146,413	11,691,078
Terex Corp.	549,773	26,180,190
Titan International Inc.(a)	63,250	536,360
Wabash National Corp.	29,775	476,400
Watts Water Technologies Inc., Class A	122,261	17,839,103
Welbilt Inc.(a)	1,046,891	24,235,527
		481,911,839
Media — 1.0%
AMC Networks Inc., Class A(a)(b)	118,317	7,903,576
Cardlytics Inc.(a)(b)	255,796	32,468,186
Clear Channel Outdoor Holdings Inc.(a)(b)	247,679	653,873
Digital Media Solutions Inc., Class A(a)(b)	12,070	116,838
Iheartmedia Inc., Class A(a)(b)	411,078	11,070,330
Loral Space & Communications Inc.	101,829	3,956,057
Magnite Inc.(a)(b)	841,022	28,460,184
MDC Partners Inc., Class A(a)(b)	43,110	252,193
Meredith Corp.(a)	204,245	8,872,403
National CineMedia Inc.	39,656	201,056
Sinclair Broadcast Group Inc., Class A	62,920	2,090,202
TechTarget Inc.(a)(b)	205,090	15,892,424
Thryv Holdings Inc.(a)(b)	42,791	1,530,634
WideOpenWest Inc.(a)(b)	267,724	5,544,564
		119,012,520
Metals & Mining — 0.8%
Allegheny Technologies Inc.(a)	623,892	13,008,148
Century Aluminum Co.(a)	22,399	288,723
Coeur Mining Inc.(a)(b)	1,310,849	11,640,339
Compass Minerals International Inc.	271,926	16,114,335
Gatos Silver Inc.(a)(b)	230,548	4,032,285
Hecla Mining Co.	1,243,676	9,252,949
Kaiser Aluminum Corp.	15,718	1,941,016
Materion Corp.	62,847	4,735,521
MP Materials Corp.(a)(b)	584,267	21,536,082
NovaGold Resources Inc.(a)(b)	1,902,467	15,238,761
Perpetua Resources Corp.(a)	212,516	1,551,367
PolyMet Mining Corp.(a)(b)	77,370	279,306

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Ryerson Holding Corp.(a)	82,472	$1,204,091
Schnitzer Steel Industries Inc., Class A	17,058	836,695
Warrior Met Coal Inc.	40,812	701,966
		102,361,584
Mortgage Real Estate Investment — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	36,872	2,070,363
PennyMac Mortgage Investment Trust	152,517	3,212,008
		5,282,371
Multiline Retail — 0.0%
Franchise Group Inc.	30,782	1,085,681

Oil, Gas & Consumable Fuels — 1.7%
Altus Midstream Co., Class A	2,760	186,328
Antero Resources Corp.(a)	274,594	4,127,148
Arch Resources Inc.(a)	24,288	1,383,930
Callon Petroleum Co.(a)	277,081	15,984,803
Centennial Resource Development Inc./DE, Class A(a)	182,352	1,236,347
Contango Oil & Gas Co.(a)(b)	1,164,745	5,031,698
Denbury Inc.(a)(b)	403,807	31,004,302
Dorian LPG Ltd.(a)(b)	43,958	620,687
Earthstone Energy Inc., Class A(a)	32,303	357,594
Energy Fuels Inc./Canada(a)	961,612	5,817,753
Extraction Oil & Gas Inc.(a)	49,330	2,708,710
Falcon Minerals Corp.	261,662	1,329,243
Kosmos Energy Ltd.(a)	3,252,302	11,252,965
Laredo Petroleum Inc.(a)	27,034	2,508,485
Magnolia Oil & Gas Corp., Class A(a)	1,115,247	17,431,311
Matador Resources Co.(b)	886,440	31,920,704
Meta Materials Inc.(a)	487,932	3,654,614
Oasis Petroleum Inc.(b)	137,606	13,836,283
Ovintiv Inc.	120,705	3,798,586
Par Pacific Holdings Inc.(a)	302,292	5,084,551
Riley Exploration Permian Inc.	2,195	63,611
Southwestern Energy Co.(a)	5,420,803	30,735,953
Talos Energy Inc.(a)	45,019	704,097
Tellurian Inc.(a)	2,513,468	11,687,626
Uranium Energy Corp.(a)(b)	1,683,001	4,476,783
Ur-Energy Inc.(a)(b)	1,325,752	1,856,053
Vine Energy Inc., Class A(a)	163,566	2,549,994
		211,350,159
Personal Products — 0.7%
Beauty Health Co. (The)(a)(b)	336,838	5,658,878
BellRing Brands Inc., Class A(a)	213,271	6,683,913
elf Beauty Inc.(a)(b)	368,057	9,989,067
Honest Co. Inc. (The)(a)	139,804	2,263,427
Inter Parfums Inc.	142,352	10,249,344
Medifast Inc.	93,218	26,378,830
Nu Skin Enterprises Inc., Class A	178,499	10,111,968
Revlon Inc., Class A(a)	8,678	111,425
USANA Health Sciences Inc.(a)	101,278	10,373,906
Veru Inc.(a)(b)	358,809	2,895,589
		84,716,347
Pharmaceuticals — 2.5%
9 Meters Biopharma Inc.(a)	1,685,147	1,853,662
Aclaris Therapeutics Inc.(a)	344,261	6,045,223
Aerie Pharmaceuticals Inc.(a)	335,665	5,373,997
Amneal Pharmaceuticals Inc.(a)	790,693	4,048,348
Amphastar Pharmaceuticals Inc.(a)(b)	90,596	1,826,415
Security	Shares	Value

Pharmaceuticals (continued)
Ampio Pharmaceuticals Inc.(a)(b)	1,508,231	$2,518,746
Angion Biomedica Corp.(a)	46,034	599,363
Antares Pharma Inc.(a)	1,323,621	5,770,987
Arvinas Inc.(a)(b)	349,500	26,911,500
Atea Pharmaceuticals Inc.(a)(b)	46,089	989,992
Axsome Therapeutics Inc.(a)(b)	223,294	15,063,413
BioDelivery Sciences International Inc.(a)(b)	738,495	2,643,812
Cassava Sciences Inc.(a)(b)	305,790	26,126,698
Cerecor Inc.(a)	395,937	1,294,714
Collegium Pharmaceutical Inc.(a)(b)	285,240	6,743,074
Corcept Therapeutics Inc.(a)(b)	774,508	17,039,176
CorMedix Inc.(a)(b)	28,238	193,713
Durect Corp.(a)(b)	1,793,798	2,923,891
Edgewise Therapeutics Inc.(a)(b)	97,836	2,086,842
Evolus Inc.(a)(b)	255,768	3,235,465
Harmony Biosciences Holdings Inc.(a)(b)	177,241	5,003,513
Ikena Oncology Inc.(a)	8,299	116,518
Innoviva Inc.(a)(b)	57,696	773,703
Intra-Cellular Therapies Inc.(a)	565,874	23,098,977
Kala Pharmaceuticals Inc.(a)(b)	256,108	1,357,372
Kaleido Biosciences Inc.(a)(b)	145,311	1,081,114
KemPharm Inc.(a)	110,132	1,411,892
Landos Biopharma Inc.(a)(b)	51,231	591,718
Marinus Pharmaceuticals Inc.(a)	292,864	5,253,980
Mind Medicine MindMed Inc.(a)(b)	2,592,203	8,943,100
NGM Biopharmaceuticals Inc.(a)	23,730	467,956
Nuvation Bio Inc.(a)(b)	236,499	2,201,806
Ocular Therapeutix Inc.(a)(b)	607,819	8,618,873
Omeros Corp.(a)(b)	478,124	7,095,360
Oramed Pharmaceuticals Inc.(a)(b)	211,818	2,834,125
Pacira BioSciences Inc.(a)(b)	349,837	21,228,109
Paratek Pharmaceuticals Inc.(a)(b)	378,902	2,584,112
Phathom Pharmaceuticals Inc.(a)(b)	161,769	5,475,881
Phibro Animal Health Corp., Class A	166,015	4,794,513
Pliant Therapeutics Inc.(a)(b)	174,927	5,093,874
Rain Therapeutics Inc.(a)(b)	39,490	613,675
Reata Pharmaceuticals Inc., Class A(a)	190,826	27,007,604
Relmada Therapeutics Inc.(a)	118,958	3,807,845
Revance Therapeutics Inc.(a)(b)	563,726	16,708,839
Seelos Therapeutics Inc.(a)	601,139	1,587,007
SIGA Technologies Inc.(a)(b)	392,625	2,465,685
Tarsus Pharmaceuticals Inc.(a)(b)	53,545	1,551,734
Terns Pharmaceuticals Inc.(a)(b)	46,366	568,447
TherapeuticsMD Inc.(a)(b)	2,868,101	3,413,040
Theravance Biopharma Inc.(a)(b)	387,221	5,622,449
Verrica Pharmaceuticals Inc.(a)(b)	112,313	1,269,137
WaVe Life Sciences Ltd.(a)	303,461	2,021,050
		307,952,039
Professional Services — 2.0%
ASGN Inc.(a)	371,686	36,027,524
Atlas Technical Consultants Inc.(a)(b)	18,572	179,777
CRA International Inc.	49,164	4,208,438
Exponent Inc.	414,082	36,940,255
Forrester Research Inc.(a)	89,492	4,098,734
Franklin Covey Co.(a)	100,130	3,239,205
Heidrick & Struggles International Inc.	69,149	3,080,588
HireQuest Inc.	35,599	658,937
Huron Consulting Group Inc.(a)(b)	20,805	1,022,566
Insperity Inc.	291,096	26,306,346
KBR Inc.	991,628	37,830,608

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Kforce Inc.	166,341	$10,467,839
Rekor Systems Inc.(a)	162,235	1,648,308
TriNet Group Inc.(a)	322,028	23,340,589
Upwork Inc.(a)	932,792	54,372,446
Willdan Group Inc.(a)(b)	68,948	2,595,203
		246,017,363
Real Estate Management & Development — 1.0%
Cushman & Wakefield PLC(a)(b)	941,765	16,452,634
eXp World Holdings Inc.(a)	496,615	19,253,763
Fathom Holdings Inc.(a)(b)	42,001	1,377,213
Forestar Group Inc.(a)	34,371	718,698
Marcus & Millichap Inc.(a)(b)	21,957	853,469
Newmark Group Inc., Class A	1,200,589	14,419,074
Rafael Holdings Inc., Class B(a)	77,267	3,944,480
Redfin Corp.(a)(b)	813,434	51,579,850
RMR Group Inc. (The), Class A	12,336	476,663
St Joe Co. (The)	264,270	11,789,085
		120,864,929
Road & Rail — 0.4%
Daseke Inc.(a)(b)	333,106	2,158,527
HyreCar Inc.(a)	138,996	2,907,796
PAM Transportation Services Inc.(a)	2,586	136,412
Saia Inc.(a)	211,956	44,402,662
Universal Logistics Holdings Inc.	53,367	1,243,451
Werner Enterprises Inc.	58,648	2,611,009
Yellow Corp.(a)(b)	22,351	145,505
		53,605,362
Semiconductors & Semiconductor Equipment — 4.4%
Alpha & Omega Semiconductor Ltd.(a)	137,142	4,167,745
Ambarella Inc.(a)	280,032	29,859,812
Amkor Technology Inc.	167,575	3,966,500
Atomera Inc.(a)(b)	162,262	3,478,897
Axcelis Technologies Inc.(a)	268,056	10,834,824
CEVA Inc.(a)	178,612	8,448,348
CMC Materials Inc.	233,644	35,219,497
Cohu Inc.(a)	335,405	12,339,550
Diodes Inc.(a)	270,469	21,575,312
FormFactor Inc.(a)	545,806	19,900,087
Ichor Holdings Ltd.(a)	144,399	7,768,666
Impinj Inc.(a)(b)	151,151	7,797,880
Kopin Corp.(a)(b)	615,369	5,033,718
Kulicke & Soffa Industries Inc.	490,507	30,019,028
Lattice Semiconductor Corp.(a)	1,085,398	60,977,660
MACOM Technology Solutions Holdings Inc.(a)(b)	391,439	25,083,411
MaxLinear Inc.(a)	560,747	23,826,140
NVE Corp.	35,789	2,650,175
Onto Innovation Inc.(a)	124,469	9,091,216
Power Integrations Inc.	482,664	39,607,408
Semtech Corp.(a)	516,839	35,558,523
Silicon Laboratories Inc.(a)	354,758	54,366,664
SiTime Corp.(a)	102,836	13,018,009
SkyWater Technology Inc.(a)(b)	57,419	1,645,054
SMART Global Holdings Inc.(a)	117,507	5,602,734
SunPower Corp.(a)(b)	508,962	14,871,870
Synaptics Inc.(a)(b)	283,340	44,082,037
Ultra Clean Holdings Inc.(a)	347,683	18,677,531
		549,468,296
Security	Shares	Value

Software — 10.6%
8x8 Inc.(a)	852,686	$23,670,563
A10 Networks Inc.(a)(b)	396,943	4,469,578
ACI Worldwide Inc.(a)	943,061	35,025,286
Agilysys Inc.(a)(b)	137,095	7,796,593
Alarm.com Holdings Inc.(a)(b)	378,311	32,042,942
Alkami Technology Inc.(a)	52,660	1,878,382
Altair Engineering Inc., Class A(a)(b)	364,003	25,105,287
American Software Inc./GA, Class A	191,155	4,197,764
Appfolio Inc., Class A(a)(b)	149,546	21,115,895
Appian Corp.(a)(b)	314,630	43,340,282
Asana Inc., Class A(a)(b)	543,728	33,727,448
Avaya Holdings Corp.(a)(b)	663,814	17,856,597
Benefitfocus Inc.(a)	145,565	2,052,466
Blackbaud Inc.(a)	387,043	29,635,883
Blackline Inc.(a)(b)	429,381	47,777,224
BM Technologies Inc.	2,973	35,053
Bottomline Technologies DE Inc.(a)	61,088	2,265,143
Box Inc., Class A(a)(b)	1,178,094	30,100,302
BTRS Holdings Inc.(a)	375,963	4,744,653
Cerence Inc.(a)(b)	302,955	32,328,328
ChannelAdvisor Corp.(a)	163,249	4,001,233
Cloudera Inc.(a)(b)	1,133,406	17,975,819
CommVault Systems Inc.(a)	338,726	26,478,211
Cornerstone OnDemand Inc.(a)	504,788	26,036,965
Digimarc Corp.(a)(b)	101,021	3,384,203
Digital Turbine Inc.(a)	675,830	51,383,355
Domo Inc., Class B(a)	221,028	17,865,693
eGain Corp.(a)(b)	79,087	907,919
Envestnet Inc.(a)(b)	398,743	30,248,644
Intelligent Systems Corp.(a)(b)	58,425	1,838,051
InterDigital Inc.	100,427	7,334,184
j2 Global Inc.(a)(b)	347,790	47,838,514
JFrog Ltd.(a)(b)	412,921	18,796,164
LivePerson Inc.(a)(b)	512,773	32,427,765
MicroStrategy Inc., Class A(a)(b)	62,809	41,736,580
Mimecast Ltd.(a)	477,163	25,313,497
Mitek Systems Inc.(a)(b)	332,782	6,409,381
Model N Inc.(a)(b)	253,154	8,675,588
Momentive Global Inc.(a)(b)	1,027,139	21,641,819
ON24 Inc.(a)(b)	46,485	1,649,288
OneSpan Inc.(a)	280,821	7,172,168
Pagerduty Inc.(a)(b)	646,975	27,548,195
Progress Software Corp.	353,552	16,351,780
PROS Holdings Inc.(a)(b)	320,643	14,611,702
Q2 Holdings Inc.(a)(b)	437,761	44,905,523
QAD Inc., Class A	83,350	7,253,117
Qualys Inc.(a)	272,426	27,430,574
Rapid7 Inc.(a)(b)	439,907	41,628,399
Rimini Street Inc.(a)(b)	347,708	2,141,881
Riot Blockchain Inc.(a)(b)	673,883	25,385,173
SailPoint Technologies Holdings Inc.(a)(b)	725,499	37,051,234
Sapiens International Corp. NV	245,559	6,450,835
ShotSpotter Inc.(a)(b)	69,635	3,396,099
Sprout Social Inc., Class A(a)(b)	353,956	31,650,746
SPS Commerce Inc.(a)	288,784	28,835,082
Sumo Logic Inc.(a)(b)	653,895	13,502,932
Telos Corp.(a)(b)	136,905	4,656,139
Tenable Holdings Inc.(a)	725,984	30,019,438
Upland Software Inc.(a)(b)	231,699	9,539,048
Varonis Systems Inc.(a)(b)	848,315	48,879,910

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Veritone Inc.(a)	228,027	$4,494,412
Viant Technology Inc., Class A(a)(b)	85,127	2,535,082
Vonage Holdings Corp.(a)(b)	1,935,928	27,896,722
Workiva Inc.(a)(b)	336,938	37,511,308
Yext Inc.(a)(b)	894,226	12,778,490
Zix Corp.(a)	424,262	2,991,047
Zuora Inc., Class A(a)(b)	843,485	14,550,116
		1,322,275,694
Specialty Retail — 3.5%
Abercrombie & Fitch Co., Class A(a)	41,781	1,939,892
American Eagle Outfitters Inc.	1,218,697	45,737,698
America’s Car-Mart Inc./TX(a)(b)	40,913	5,798,190
Arko Corp.(a)(b)	162,852	1,496,610
Asbury Automotive Group Inc.(a)(b)	155,258	26,606,563
At Home Group Inc.(a)	526,723	19,404,475
Bed Bath & Beyond Inc.(a)	98,835	3,290,217
Blink Charging Co.(a)(b)	290,556	11,962,191
Boot Barn Holdings Inc.(a)(b)	230,658	19,386,805
Buckle Inc. (The)	227,246	11,305,489
Caleres Inc.	297,939	8,130,755
Camping World Holdings Inc., Class A	342,238	14,028,336
Chico’s FAS Inc.(a)	204,148	1,343,294
Children’s Place Inc. (The)(a)	112,906	10,507,032
Citi Trends Inc.(a)	70,683	6,149,421
Designer Brands Inc. , Class A(a)	484,373	8,016,373
GrowGeneration Corp.(a)(b)	428,992	20,634,515
Guess? Inc.	43,023	1,135,807
Haverty Furniture Companies Inc.	57,277	2,449,165
Hibbett Inc.(a)	108,488	9,723,779
JOANN Inc.(b)	92,011	1,449,173
Kirkland’s Inc.(a)	111,114	2,542,288
MarineMax Inc.(a)	88,367	4,307,008
Monro Inc.	162,116	10,295,987
Murphy USA Inc.	200,066	26,682,802
National Vision Holdings Inc.(a)(b)	652,922	33,383,902
OneWater Marine Inc., Class A	81,371	3,420,023
Party City Holdco Inc.(a)(b)	890,402	8,307,451
Rent-A-Center Inc./TX	494,450	26,240,462
Sally Beauty Holdings Inc.(a)(b)	903,005	19,929,320
Shift Technologies Inc.(a)(b)	97,938	840,308
Shoe Carnival Inc.	63,924	4,576,319
Signet Jewelers Ltd.(a)	325,401	26,289,147
Sleep Number Corp.(a)(b)	92,290	10,147,286
Sportsman’s Warehouse Holdings Inc.(a)	345,189	6,134,009
Urban Outfitters Inc.(a)	384,044	15,830,294
Winmark Corp.	10,071	1,934,438
		431,356,824
Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.(a)	889,391	35,548,958
Avid Technology Inc.(a)(b)	290,607	11,377,264
Corsair Gaming Inc.(a)(b)	220,589	7,343,408
Diebold Nixdorf Inc.(a)(b)	589,100	7,564,044
Eastman Kodak Co.(a)	335,863	2,794,380
Turtle Beach Corp.(a)	96,821	3,090,527
		67,718,581
Textiles, Apparel & Luxury Goods — 1.1%
Crocs Inc.(a)	516,802	60,217,769
Kontoor Brands Inc.	415,744	23,452,119
Oxford Industries Inc.	9,809	969,522
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
PLBY Group Inc.(a)(b)	85,951	$3,342,634
Rocky Brands Inc.	2,877	159,961
Steven Madden Ltd.	656,483	28,727,696
Superior Group of Companies Inc.	20,592	492,355
Wolverine World Wide Inc.	653,085	21,969,779
		139,331,835
Thrifts & Mortgage Finance — 0.1%
Axos Financial Inc.(a)(b)	43,446	2,015,460
Bridgewater Bancshares Inc.(a)	36,732	593,222
Columbia Financial Inc.(a)(b)	132,239	2,277,156
Hingham Institution For Savings (The)	821	238,500
Kearny Financial Corp./MD	187,878	2,245,142
Luther Burbank Corp.	9,534	113,073
Meta Financial Group Inc.	71,927	3,641,664
NMI Holdings Inc., Class A(a)	45,612	1,025,358
Walker & Dunlop Inc.	25,502	2,661,899
Waterstone Financial Inc.	10,721	210,775
		15,022,249
Tobacco — 0.1%
22nd Century Group Inc.(a)(b)	1,197,238	5,543,212
Turning Point Brands Inc.(b)	115,512	5,286,984
Vector Group Ltd.	160,611	2,271,040
		13,101,236
Trading Companies & Distributors — 0.9%
Alta Equipment Group Inc.(a)	27,279	362,538
Applied Industrial Technologies Inc.	311,384	28,354,627
Beacon Roofing Supply Inc.(a)	336,845	17,936,996
BlueLinx Holdings Inc.(a)	71,134	3,576,618
Boise Cascade Co.	67,149	3,918,144
CAI International Inc.	29,538	1,654,128
Custom Truck One Source Inc.(a)(b)	33,119	315,293
EVI Industries Inc.(a)(b)	47,587	1,351,471
Global Industrial Co.	77,765	2,854,753
H&E Equipment Services Inc.	263,933	8,781,051
Herc Holdings Inc.(a)	201,029	22,529,320
Karat Packaging Inc.(a)(b)	36,352	740,490
Lawson Products Inc./DE(a)(b)	37,730	2,018,932
McGrath RentCorp.	131,770	10,748,479
Textainer Group Holdings Ltd.(a)	51,302	1,732,469
Transcat Inc.(a)(b)	56,088	3,169,533
WESCO International Inc.(a)	64,082	6,588,911
Willis Lease Finance Corp.(a)	2,772	118,808
		116,752,561
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	169,310	6,479,494

Water Utilities — 0.2%
American States Water Co.	152,133	12,103,702
Cadiz Inc.(a)(b)	10,094	137,278
Global Water Resources Inc.	100,300	1,713,124
Middlesex Water Co.	50,970	4,165,778
Pure Cycle Corp.(a)	135,692	1,875,263
York Water Co. (The)	64,420	2,918,226
		22,913,371
Wireless Telecommunication Services — 0.1%
Gogo Inc.(a)(b)	33,278	378,704

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares/ Par	Value

Wireless Telecommunication Services (continued)
Shenandoah Telecommunications Co.	129,924	$6,302,613
		6,681,317
Total Common Stocks — 99.9% (Cost: $10,104,991,458)		12,398,760,940

Corporate Bonds & Notes

Capital Markets — 0.0%
GAMCO Investors Inc., 4.00%, 06/15/23(d) USD	87,920	87,912

Total Corporate Bonds & Notes — 0.0% (Cost: $87,920)		87,912

Short-Term Investments

Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(e)(f)(g)	1,572,984,123	1,573,927,913
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	19,730,000	19,730,000
		1,593,657,913
Total Short-Term Investments — 12.8% (Cost: $1,592,736,483)		1,593,657,913

Total Investments in Securities — 112.7% (Cost: $11,697,815,861)		13,992,506,765

Other Assets, Less Liabilities — (12.7)%		(1,572,883,749)

Net Assets — 100.0%		$12,419,623,016

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,625,108,435	$—		$(51,169,016	)(a)	$5,678	$(17,184)	$1,573,927,913	1,572,984,123	$1,479,831	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,470,000	9,260,000	(a)	—		—	—	19,730,000	19,730,000	548		—
						$5,678	$(17,184)	$1,593,657,913		$1,480,379		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index	186	09/17/21	$21,463	$293,940

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,398,402,638	$35,053	$323,249	$12,398,760,940
Corporate Bonds & Notes	—	87,912	—	87,912
Money Market Funds	1,593,657,913	—	—	1,593,657,913
	$13,992,060,551	$122,965	$323,249	$13,992,506,765
Derivative financial instruments(a)
Assets
Futures Contracts	$293,940	$—	$—	$293,940

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

Currency Abbreviations

USD	United States Dollar